Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Carrying amount	$ 1,511	$ 1,389
Accumulated amortization	(502)	(350)
Net carrying amount	1,009	1,039
Purchased Software
Finite Lived Intangible Assets [Line Items]
Carrying amount	1,206	1,089
Accumulated amortization	(322)	(203)
Net carrying amount	884	886
Trademark
Finite Lived Intangible Assets [Line Items]
Carrying amount	124	121
Accumulated amortization	(76)	(62)
Net carrying amount	48	59
Licensed Copyrights
Finite Lived Intangible Assets [Line Items]
Carrying amount	181	179
Accumulated amortization	(104)	(85)
Net carrying amount	$ 77	$ 94